21. EMPLOYEES BENEFITS PLANS	12 Months Ended
Dec. 31, 2019
Employees Benefits Plans
EMPLOYEES BENEFITS PLANS

21       EMPLOYEES BENEFITS PLANS

21.1        Supplementary pension plans

The Company is the sponsor of the following pension plans for its employees and executives: i) Plan II – Variable Contribution  with Defined Benefit option – closed for admissions; ii) Plan III – Defined Contribution – open for admissions; and iii) FAF Plan – Defined Benefit - closed for admissions.

These plans are managed by BRF Previdência, a closed supplementary pension entity, of non-economic and non-profit nature. Through its Deliberative Board, is responsible for defining pension objectives and policies, as well as establishing fundamentals guidelines and organization, operation and management rules. The Deliberative Board is composed of representatives from the sponsor and participants, in the proportion of 2/3 and 1/3 respectively.

a.              Defined benefit plans

The Plan II is a variable contribution plan structured as defined benefit during the accumulation of mathematic provisions and at the benefit grant date the beneficiary may choose to convert the accumulated balance in a lifetime monthly income. The main related actuarial risks are (i) survival rates above the mortality tables and (ii) actual return on equity below the actual discount rate.

The Plan FAF (Fundação Attílio Francisco Xavier Fontana) aims to complement the benefit paid by the Brazilian Social Security (“INSS – Instituto Nacional de Seguridade Social”). The complementary benefit is calculated based on the income of the participant and the amounts vary according to the type of the retirement, the length of the service and other criteria defined by the plan. The main related actuarial risks are: (i) survival rates above the mortality tables, (ii) turnover lower than expected, (iii) salary growth higher than expected, (iv) actual return on equity below the actual discount rate, (v) changes to the rules of social security, and (vi) actual family composition of the retired employee or executive different than the established assumption.

The actuarial calculations of the plans managed by BRF Previdência are made annually by independent specialists, according to the rules in force.

In the case of a deficit in the plans results, the sponsor, the participants and the beneficiaries, must support the plan according to the proportion of their contributions.

The economic benefit presented as an asset considers only the portion of the surplus that is actually recoverable. The recovery of the surplus on the plans is through reductions in future contributions.

b.              Defined contribution plan

The Plan III is a defined contribution plan, in which the contributions are known and the benefit depends directly on the contributions made by participants and sponsors, on the contribution time and on the result obtained through the investment of the contributions. The contributions made by the Company in the years ended December 31, 2019 and December 31, 2018 amounted R$21,100 and R$18,708 respectively. On December 31, 2019, the plan has 37,637 participants (34,975 participants as of December 31, 2018).

When the participants of the plans II and III terminate the employment relationship with the sponsor, the unused balance of the contributions made by the sponsor forms a surplus fund that may be used to compensate future contributions of the sponsor.

c.              Rollforward of defined benefit and variable contribution

The assets and actuarial liabilities, as well as the movement of the related rights and obligations are presented below:

	FAF		Plan II
	12.31.19	12.31.18	12.31.19	12.31.18
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	3,412,120	2,498,564	19,550	17,447
Fair value of assets	(3,771,792)	(3,193,931)	(29,580)	(27,819)
(Surplus) Deficit	(359,672)	(695,367)	(10,030)	(10,372)
Irrecoverable surplus - (asset ceiling)	359,672	695,367	6,777	8,502
Net actuarial (assets) liabilities	-	-	(3,253)	(1,870)

Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	695,367	801,530	8,502	8,452
Interest on irrecoverable surplus	64,113	78,069	782	821
Changes in irrecoverable surplus during the year	(399,808)	(184,232)	(2,507)	(771)
Ending balance of irrecoverable surplus	359,672	695,367	6,777	8,502

Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	2,498,564	2,275,862	17,447	16,009
Interest on actuarial obligations	223,848	215,403	1,544	1,497
Current service cost	28,172	27,972	-	-
Benefit paid	(142,390)	(129,057)	(1,353)	(1,276)
Actuarial losses - experience	85,002	35,950	(1,176)	782
Actuarial losses - hypothesis	718,924	72,434	3,088	435
Ending balance of actuarial liabilities	3,412,120	2,498,564	19,550	17,447

Rollforward of fair value assets
Beginning balance of the fair value of plan assets	(3,193,931)	(3,077,392)	(27,819)	(26,682)
Interest income on assets plan	(287,961)	(293,472)	(2,497)	(2,534)
Benefit paid	142,390	129,057	1,353	1,276
Return on assets higher (lower) than projection	(432,290)	47,876	(617)	121
Ending balance of fair value assets	(3,771,792)	(3,193,931)	(29,580)	(27,819)

Rollforward of comprehensive income
Beginning balance	27,972	26,812	(567)	(1,284)
Reversion to statement of income	(27,972)	(26,812)	567	1,284
Actuarial gains (losses)	(803,925)	(108,384)	(1,911)	(1,217)
Return on assets higher (lower) than projection	432,289	(47,876)	617	(121)
Changes on irrecoverable surplus	399,808	184,232	2,507	771
Ending balance of comprehensive income	28,172	27,972	1,213	(567)

Costs recognized in statement of income
Current service costs	(28,172)	(27,972)	-	-
Interest on actuarial obligations	(223,848)	(215,403)	(1,544)	(1,497)
Projected return on assets	287,961	293,472	2,497	2,534
Interest on irrecoverable surplus	(64,113)	(78,069)	(782)	(821)
Costs recognized in statement of income	(28,172)	(27,972)	171	216

Estimated costs for the next year
Costs of defined benefit	(42,106)	(28,172)	228	171
Estimated costs for the next year	(42,106)	(28,172)	228	171

d.              Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are presented below:

	FAF		Plan II
	12.31.19	12.31.18	12.31.19	12.31.18
Actuarial assumptions
Economic hypothesis
Discount rate	7.28%	9.22%	7.02%	9.19%
Inflation rate	3.80%	4.00%	3.80%	4.00%
Wage growth rate	4.47%	4.68%	N/A	N/A

Demographic hypothesis
Schedule of mortality	AT-2000	AT-2000	AT-2000	AT-2000
Schedule of disabled mortality	RRB-1983	RRB-1983	RRB-1983	RRB-1983

Demographic data
Number of active participants	6,796	7,137	-	-
Number of participants in direct proportional benefit	-	30	-	-
Number of assisted beneficiary participants	6,834	6,498	51	51

e.              The composition of the investment portfolios

The composition of the investment portfolios is presented below:

	FAF				Plans II
	12.31.19		12.31.18		12.31.19		12.31.18
Composition of the fund's portfolio
Fixed income	2,542,188	67.4%	2,306,657	72.2%	28,396	96.0%	24,021	86.4%
Variable income	524,279	13.9%	362,511	11.3%	444	1.5%	2,260	8.1%
Real estate	369,636	9.8%	271,165	8.5%	-	-	-	-
Structured investments	313,059	8.3%	233,476	7.3%	740	2.5%	1,472	5.3%
Transactions with participants	22,630	0.6%	20,122	0.7%	-	-	66	0.2%
	3,771,792	100.0%	3,193,931	100.0%	29,580	100.0%	27,819	100.0%

% of nominal return on assets	7.28%		9.36%		7.02%		7.50%

f.                Forecast and average term of payments of obligations

The following amounts represent the expected benefit payments for future periods and the average duration of the plan’s obligations:

	FAF	Plans II

2020	155,399	1,378
2021	165,605	1,417
2022	176,477	1,454
2023	187,207	1,490
2024	199,126	1,525
2025 onwards	1,183,961	8,047

Weighted average duration - in years	14.24	10.04

g.              Sensitivity analysis of the defined benefit plan - FAF

The quantitative sensitivity analysis regarding the relevant assumptions of defined benefit plan – FAF on December 31, 2019 is presented below:

	Assumptions utilized	Variation of (+1%)		Variation of (-1%)
Relevant assumptions		Average rate	Actuarial liabilities	Average rate	Actuarial liabilities

Benefit plan - FAF
Discount rate	7.28%	8.28%	2,991,566	6.28%	3,938,373
Wage growth rate	4.47%	5.47%	3,559,945	3.47%	3,317,437

21.2           Employee benefits: description and characteristics of benefits and associated risks

	Liabilities
	12.31.19	12.31.18
Medical assistance	187,274	149,046
F.G.T.S. Penalty (1)	247,485	167,588
Award for length of service	103,284	55,134
Other	151,431	96,383
	689,474	468,151

Current	95,919	94,728
Non-current	593,555	373,423

(1)       FGTS – Government Severance Indemnity Fund for Employees

The Company has the policy to offer the following post-employment and other employee benefits plans in addition to the pension plans, which are measured by actuarial calculation and recognized in the consolidated financial statement:

a.               F.G.T.S. retirement related penalty

As settled by the Regional Labor Court (“TRT”) on April 20, 2007, retirement does not affect the employment contract between the Company and its employees. The benefit paid is equivalent to 40% of penalty on the F.G.T.S. balance. The main related actuarial risks are: (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

b.              Medical Plan

The Company offers a medical plan with fixed contribution to the retired employees according to the Law No. 9,656/98.

It is ensured to the retired employee that has contributed to the health plan during the employment relationship for at least 10 years, the right of maintenance as beneficiary, on the same conditions of coverage existing when the employment contract was in force. The main related actuarial risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) medical costs growth higher than expected.

c.               Award for length of service

The Company has the policy to reward active employees that attain at least 10 years of services rendered and subsequently every 5 years, with an additional remuneration. The main related actuarial risks rare (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

d.              Retirement compensation

On retirement, employees with more than 10 years of services rendered to the Company are eligible for additional compensation. The main actuarial related risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

e.               Life insurance

The Company offers life insurance benefits to the employees who, at the time of their termination, are retired and during the employment contract opted for the insurance, with the period of benefit varying from 2 to 3 years. The main related actuarial risks are (i) survival rates above the mortality tables, (ii) turnover lower than expected and (iii) salary growth higher than expected.

f.                Rollforward of actuarial liabilities

The rollforward of actuarial liabilities related to other benefits, which were prepared based on actuarial report reviewed by the Management, are as follows:

	Medical plan		F.G.T.S. penalty		Award for length of service		Others (1)
	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18
Composition of actuarial liabilities
Present value of actuarial liabilities	187,274	149,046	247,485	167,588	103,284	55,134	151,431	96,383
Net actuarial liabilities	187,274	149,046	247,485	167,588	103,284	55,134	151,431	96,383

Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	149,046	132,845	167,588	161,342	55,134	49,328	96,384	84,770
Interest on actuarial liabilities	13,503	12,705	11,840	12,239	4,366	4,033	4,260	2,545
Current service costs	-	207	6,471	6,514	2,574	2,096	22,237	751
Past service costs - plan change²	-	-	(61,871)	-	-	-	-	-
Benefits paid directly by the Company	(4,262)	(6,550)	(10,791)	(20,107)	(14,056)	(9,738)	(9,268)	(6,746)
Present value of actuarial liabilities calculated in 2018	-	-	-	-	-	-	-	10,214
Actuarial (gains) losses - experience	(7,235)	5,449	7,897	10,698	11,142	9,578	10,462	4,940
Actuarial (gains) losses - demographic hypothesis	-	-	84,158	(5,945)	34,950	(739)	14,066	(943)
Actuarial losses - economic hypothesis	36,222	4,390	42,193	2,847	9,174	576	13,290	852
Ending balance of liabilities	187,274	149,046	247,485	167,588	103,284	55,134	151,431	96,383

Rollforward of fair value assets
Benefits paid directly by the Company	4,262	6,550	10,791	20,107	14,055	9,738	9,268	6,746
Contributions of the sponsor	(4,262)	(6,550)	(10,791)	(20,107)	(14,055)	(9,738)	(9,268)	(6,746)
Ending balance of fair value of assets	-	-	-	-	-	-	-	-

Rollforward of comprehensive income
Beginning balance	(47,245)	(37,406)	(94,097)	(86,497)	-	-	(20,799)	(15,950)
Actuarial gains (losses)	(28,987)	(9,839)	(134,248)	(7,600)	-	-	(37,818)	(4,849)
Ending balance of comprehensive income	(76,232)	(47,245)	(228,345)	(94,097)	-	-	(58,617)	(20,799)

Costs recognized in statement of income
Interest on actuarial liabilities	(13,503)	(12,705)	(11,840)	(12,239)	(4,366)	(4,033)	(4,260)	(2,545)
Current service costs	-	(207)	(6,471)	(6,514)	(2,574)	(2,096)	(22,236)	(751)
Past service costs - plan change²	-	-	61,871	-	-	-	-	-
Immediate recognition of reduction	-	-	-	-	(55,266)	(9,415)	-	-
Cost recognized in statement of income	(13,503)	(12,912)	43,560	(18,753)	(62,206)	(15,544)	(26,496)	(3,296)

Estimated costs for the next year
Current service costs	-	-	(12,718)	(6,471)	(5,741)	(2,574)	(15,911)	(8,061)
Interest on actuarial liabilities	(13,586)	(13,503)	(13,993)	(11,840)	(6,275)	(4,366)	(8,201)	(4,192)
Estimated costs for the next year	(13,586)	(13,503)	(26,711)	(18,311)	(12,016)	(6,940)	(24,112)	(12,253)

(1)       Considers the sums of the retirement compensation and life insurance benefits.

(2)       Refers to a change in the legislation, related F.G.T.S. penalty by the Law Nº 13,932, of December 11, 2019, was extinguished the social contribution of 10% due by the employer.

g.              Actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below:

	Medical plan		F.G.T.S. penalty		Others (1)
Actuarial assumptions	12.31.19	12.31.18	12.31.19	12.31.18	12.31.19	12.31.18

Economic hypothesis
Discount rate	7.39%	9.26%	6.07%	8.76%	6.07%	8.76%
Inflation rate	3.80%	4.00%	3.80%	4.00%	3.80%	4.00%
Medical inflation	6.91%	7.12%	N/A	N/A	N/A	N/A
Wage growth rate	N/A	N/A	4.02%	5.18%	4.02%	5.18%
F.G.T.S. balance growth	N/A	N/A	3.80%	4.00%	N/A	N/A
Demographic hypothesis
Schedule of mortality	AT-2000	AT-2000	AT-2000	AT-2000
Schedule of disabled	N/A	N/A	RRB-44	RRB-44
Schedule of turnover - BRF's historical	2,019	2,018	2,019	2,018
Demoraphic data
Number of active participants	1,115	1,141	86,849	83,966
Number of assisted beneficiary participants	572	609	-	-

(1)     Includes retirement compensation and life insurance benefits.

h.              Forecast and average duration of payments of obligations

The following amounts represent the expected benefit payments for future years (10 years), from the obligation of benefits granted and the average duration of the plan obligations:

Payments	Medical plan	F.G.T.S. penalty	Award for length of service	Others	Total

2020	6,867	59,366	11,287	18,558	96,078
2021	7,458	15,211	10,675	10,873	44,217
2022	8,077	14,876	8,500	11,165	42,618
2023	8,766	18,688	10,489	11,267	49,210
2024	9,536	19,018	13,298	11,466	53,318
2025 to 2029	60,542	116,882	61,852	69,207	308,483

Weighted average duration - in years	14.00	7.17	6.89	8.94	8.67

i.                 Sensitivity analysis of post-employment plans

The Company calculated the sensitivity analysis regarding the relevant assumptions of the plans on December 31, 2019, as presented below:

	Assumptions utilized	(+) Variation		(-) Variation
Relevant assumptions		Average (%)	Actuarial liabilities	Average (%)	Actuarial liabilities

Medical plan
Discount rate	7.39%	8.39%	164,033	6.39%	215,928
Medical inflation	6.91%	7.91%	214,935	5.91%	164,386

F.G.T.S. penalty
Discount rate	6.07%	7.07%	231,869	5.07%	265,473
Wage growth rate	4.02%	5.02%	251,275	3.02%	244,042
Turnover	Historical	+3%	200,715	-3%	318,893